Debt facility - Warrant Rights (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 20, 2018	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2019	Feb. 29, 2020	Feb. 28, 2019	Jul. 31, 2019	Jan. 30, 2018	Jan. 30, 2017
Debt Instrument [Line Items]
Long-term Debt						$ 21,144	$ 19,200
Number of Securities Called by Warrants or Rights						1,401,836
Debt issuance cost						$ 1,129	800
Long-term Line of Credit		$ 1,334		$ 1,334		1,334
Other Assets
Debt Instrument [Line Items]
Debt Issuance Costs, Net		233	$ 512	233	$ 512	372	23
Revolving Credit Facility, 2017
Debt Instrument [Line Items]
Maximum Borrowing Capacity						$ 20,000	0
Minimum funds raised	$ 45,000
Number of Securities Called by Warrants or Rights						22,288			11,144	11,144
Debt issuance cost						$ 61
Term of debt						24 months
Revolving Credit Facility, 2019
Debt Instrument [Line Items]
Maximum Borrowing Capacity		80,000		80,000		$ 80,000		$ 50,000
Additional Borrowing Capacity								$ 30,000
Long-term Debt		0		0		48,666
Number of Securities Called by Warrants or Rights								135,594
Debt issuance cost		543		$ 543		$ 543
Term of debt				24 months		24 months
Extension term of debt				12 months		12 months
Interest Expense, Debt		$ 323	$ 65	$ 880	$ 71	$ 273	72
Amortization of Debt Issuance Costs and Discounts						$ 195	$ 31
Lending Institution Prime Reference Rate | Revolving Credit Facility, 2017
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate						1.00%
LIBOR | Revolving Credit Facility, 2017
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate						2.50%
London Interbank Offered Rate | Revolving Credit Facility, 2019
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				3.50%		3.50%
Base Rate | Revolving Credit Facility, 2019
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				2.50%		2.50%